Derivative Financial Instruments	12 Months Ended
Dec. 31, 2016
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Financial Instruments
DERIVATIVE FINANCIAL INSTRUMENTS

A.    FAIR VALUE OF DERIVATIVE INSTRUMENTS

Derivative financial instruments are presented as other assets or other payables. For asset derivatives and liability derivatives, the fair value of the Company’s outstanding derivative instruments as of December 31, 2016 and December 31, 2015 is summarized below:

	Asset Derivatives (*)		Liability Derivatives (**)
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Derivatives designated as hedging instruments
Foreign exchange contracts	13,719	16,475	2,926	7,802
Cross-currency interest rate swaps	10,339	10,858	1,798	2,266
	$24,058	$27,333	$4,724	$10,068
Derivatives not designated as hedging instruments
Foreign exchange contracts	499	204	710	487
	$499	$204	$710	$487

(*)    Presented as part of other receivables and long-term other receivables.
(**)    Presented as part of other payables and long-term other payables.

B.    EFFECT ON CASH FLOW HEDGING

The effect of derivative instruments on cash flow hedging and the relationship between income and other comprehensive income for the years ended December 31, 2016 and December 31, 2015, is summarized below:

	Gain (Loss) Recognized in Other Comprehensive Income on Effective- Portion of Derivative, net		Gain (loss) on Effective Portion of Derivative Reclassified from Accumulated Other Comprehensive Income (*)		Ineffective Portion of Gain (loss) of Derivative and Amount Excluded from Effectiveness Testing Recognized in Income (**)
	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015	December 31, 2016	December 31, 2015
Derivatives designated as hedging instruments:
Foreign exchange contracts	$21,891	$8,487	$13,653	$28,177	$—	$1,522
Derivatives not designated as hedging instruments:
Foreign exchange contracts and other derivatives instruments	$—	$—	$—	$—	$1,592	$4,186

(*)    Presented as part of revenues/cost of revenue.
(**)    Presented as part of financial income (expenses), net
Note 19 - DERIVATIVE FINANCIAL INSTRUMENTS (Cont.)

C.    NET EFFECT OF CROSS-CURRENCY SWAPS

The annual net effect on earnings from the cross-currency swaps was a gain of approximately $12,740, of which approximately $7,567 was offset against exchange rate difference related to Series A Notes and approximately $5,173 was offset against interest expenses.

D.    FORWARD CONTRACTS

The notional amounts of outstanding foreign exchange forward contracts at December 31, 2016 and December 31, 2015, is summarized below:

	Forward contracts
	Buy		Sell
	December 31,		December 31,
	2016	2015	2016	2015
Euro	$37,054	$46,094	$89,764	$132,220
GBP	4,777	10,820	31,450	35,460
NIS	646,500	697,467	—	5,500
Other	25,078	7,417	19,260	2,245
	$713,409	$761,798	$140,474	$175,425